T. ROWE PRICE Science & Technology Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
BUSINESS SERVICES 0.5%
Information Services 0.5%
Gartner (1) 90,292 43,039
Total Business Services 43,039
CONSUMER/RETAIL 0.2%
Consumer Services 0.2%
Duolingo (1) 81,100 17,889
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR) (1)(2)(3) 7,289 —
Total Consumer/Retail 17,889
ENERGY 0.3%
Energy 0.3%
Enphase Energy (1)(4) 50,600 6,122
Vertiv Holdings, Class A  236,500 19,315
Total Energy 25,437
FINANCIAL SERVICES 0.6%
Other Financial Services 0.1%
Coinbase Global, Class A (1) 49,400 13,097
13,097
Payments 0.5%
Adyen (EUR) (1) 27,906 47,137
47,137
Total Financial Services 60,234
HARDWARE 10.4%
Consumer Electronics 7.3%
Apple  3,896,554 668,181
668,181
Contract Manufacturing 0.5%
Celestica (1) 1,034,300 46,481
Fabrinet (1) 6,400 1,210
47,691
Electronic Equipment And Components 0.4%
Coherent (1) 278,400 16,877
MKS Instruments  172,004 22,876
39,753
Electronics Distributors 0.5%
CDW  165,700 42,383
42,383

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Enterprise Hardware 1.7%
Dell Technologies, Class C  475,600 54,271
Hewlett Packard Enterprise  248,500 4,406
Insight Enterprises (1) 14,900 2,764
Keysight Technologies (1) 83,100 12,995
NetApp  100,100 10,507
Super Micro Computer (1) 28,100 28,382
Western Digital (1) 351,900 24,014
Zebra Technologies, Class A (1) 48,400 14,590
151,929
Total Hardware 949,937
INDUSTRIALS 0.9%
Aerospace & Defense 0.1%
Axon Enterprise (1) 15,500 4,850
4,850
Automobile Manufacturers 0.0%
Tesla (1) 26,500 4,658
4,658
Transportation Technology Services 0.8%
Lyft, Class A (1) 1,054,400 20,402
Uber Technologies (1) 744,600 57,327
77,729
Total Industrials 87,237
INTERNET 18.5%
China Internet Media/Advertising 0.0%
58.com (1)(3) 8,367,978 —
—
Rest of World Internet Retail 0.2%
MercadoLibre (1) 11,400 17,236
17,236
U.S. Internet Media/Advertising 15.4%
Alphabet, Class A (1) 1,200,800 181,237
Alphabet, Class C (1) 1,957,700 298,079
AppLovin, Class A (1) 188,000 13,013
Meta Platforms, Class A (4) 1,865,263 905,735
Pinterest, Class A (1) 323,842 11,228
Reddit, Class A (1)(4) 182,787 9,015
1,418,307
U.S. Internet Retail 0.6%
Amazon.com (1) 283,100 51,066

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Carvana (1) 25,100 2,206
53,272
U.S. Internet Services 2.3%
Airbnb, Class A (1) 476,200 78,554
DoorDash, Class A (1) 394,700 54,358
GoDaddy, Class A (1) 617,853 73,327
TripAdvisor (1) 343,200 9,537
215,776
Total Internet 1,704,591
IT SERVICES 4.5%
IT Services 4.5%
Accenture, Class A  197,900 68,594
Cloudflare, Class A (1) 96,800 9,373
Fair Isaac (1) 96,450 120,525
International Business Machines  1,108,700 211,717
Total IT Services 410,209
MEDIA & ENTERTAINMENT 1.9%
Direct-to-Consumer Subscription Services 1.0%
Netflix (1) 149,500 90,796
90,796
Direct-To-Consumer Subscription Services 0.6%
Spotify Technology (1) 204,000 53,836
53,836
Video Gaming 0.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (1)(2)(3) 53,150 32,060
32,060
Total Media & Entertainment 176,692
SEMICONDUCTORS 28.2%
Analog Semiconductors 1.6%
Analog Devices  282,300 55,836
Monolithic Power Systems  105,493 71,463
ON Semiconductor (1) 234,300 17,233
144,532
Foundry 0.4%
Taiwan Semiconductor Manufacturing, ADR  261,300 35,550
35,550
Memory 1.9%
Micron Technology  1,230,500 145,063
SK Hynix (KRW)  184,302 25,053
170,116

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Microcontrollers 0.2%
Astera Labs (1)(4) 111,279 8,256
NXP Semiconductors  36,300 8,994
17,250
Processors 18.4%
Advanced Micro Devices (1) 737,047 133,030
Broadcom  330,900 438,578
Lattice Semiconductor (1) 109,200 8,543
NVIDIA  1,080,650 976,432
QUALCOMM  807,137 136,648
1,693,231
Semiconductor Capital Equipment 5.7%
Disco (JPY)  54,800 20,703
Entegris (4) 512,100 71,970
KLA  160,800 112,330
Lam Research  318,966 309,898
Onto Innovation (1) 52,000 9,416
524,317
Total Semiconductors 2,584,996
SOFTWARE 29.0%
Back-Office Applications Software 1.3%
Intuit  69,700 45,305
Samsara, Class A (1) 1,355,282 51,216
Workday, Class A (1) 93,856 25,599
122,120
Collaboration and Productivity Software 2.7%
Atlassian, Class A (1) 123,291 24,055
Elastic (1) 54,400 5,453
MicroStrategy, Class A (1)(4) 21,300 36,307
Palantir Technologies, Class A (1) 1,155,800 26,595
ServiceNow (1) 200,200 152,633
245,043
Design Software 6.0%
Autodesk (1) 589,700 153,570
Cadence Design Systems (1) 358,672 111,648
PTC (1) 229,900 43,437
Synopsys (1) 419,400 239,687
548,342
Front-Office Applications Software 4.5%
Adobe (1) 194,456 98,123
HubSpot (1) 15,400 9,649
Manhattan Associates (1) 33,200 8,308

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Pegasystems  86,900 5,617
Salesforce  974,358 293,457
415,154
Industry-Specific Software 0.5%
Shopify, Class A (1) 611,400 47,182
47,182
Infrastructure and Developer Tool Software 13.1%
Confluent, Class A (1) 177,300 5,411
Datadog, Class A (1) 110,500 13,658
Microsoft  2,326,650 978,868
MongoDB (1) 24,700 8,858
Nutanix, Class A (1) 1,788,100 110,362
Oracle  688,400 86,470
1,203,627
Security Software 0.9%
Crowdstrike Holdings, Class A (1) 10,200 3,270
Fortinet (1) 446,900 30,528
Palo Alto Networks (1) 156,775 44,544
78,342
Total Software 2,659,810
TELECOM EQUIPMENT 3.8%
Wireless Equipment 0.4%
Motorola Solutions  92,600 32,871
32,871
Wireline Equipment 3.4%
Amphenol, Class A  546,928 63,088
Arista Networks (1) 226,600 65,709
Ciena (1) 602,400 29,789
Cisco Systems  2,204,800 110,042
Corning  1,328,300 43,781
312,409
Total Telecom Equipment 345,280
TELECOM SERVICES 0.5%
Rest Of The World Telecom 0.3%
ARM Holdings, ADR (1) 253,300 31,660
31,660

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Wireless 0.2%
T-Mobile U.S.  118,000 19,260
19,260
Total Telecom Services 50,920
Total Common Stocks (Cost $6,797,085) 9,116,271
CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER/RETAIL 0.0%
Consumer Services 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR) (1)(2)(3) 4,539 —
Total Consumer/Retail —
INDUSTRIALS 0.3%
Transportation Technology Services 0.3%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 7,004
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)(2)
(3) 298,258 18,403
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)(2)
(3) 107,687 6,666
Total Industrials 32,073
INTERNET 0.2%
Rest Of World Internet Services 0.2%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)(3) 558,273 12,684
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 3,566
Total Internet 16,250
IT SERVICES 0.1%
Data Centers 0.1%
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(2)(3) 653,313 10,000
Total IT Services 10,000
Total Convertible Preferred Stocks (Cost $125,448) 58,323
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 5.37% (5)(6) 6,468,609 6,469
Total Short-Term Investments (Cost $6,469) 6,469

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.39% (5)(6) 92,780,931 92,781
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 92,781
Total Securities Lending Collateral (Cost $92,781) 92,781
Total Investments in Securities 101.0%
(Cost $7,021,783) $ 9,273,844
Other Assets Less Liabilities (1.0)% (94,166)
Net Assets 100.0% $ 9,179,678
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$90,383 and represents 1.0% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at March 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.37% — — 394
Totals $ —# $ — $ 394+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 70,442  ¤  ¤ $ 92,781
T. Rowe Price Treasury Reserve
Fund, 5.37% 203,028  ¤  ¤ 6,469
Total $ 99,250^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $394 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $99,250.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Science & Technology Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Science & Technology Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,991,318 $ 92,893 $ 32,060 $ 9,116,271
Convertible Preferred Stocks — — 58,323 58,323
Short-Term Investments 6,469 — — 6,469
Securities Lending Collateral 92,781 — — 92,781
Total $ 9,090,568 $ 92,893 $ 90,383 $ 9,273,844

T. ROWE PRICE Science & Technology Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F61-054Q1 03/24